Equity - Schedule of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2024 62.98 cents per share (2023 – 59.98 cents; 2022 – 52.71 cents)	$ 1,399	$ 1,349	$ 1,200
Interim dividend for the year ended 30 June 2025, 40.50 cents per share (2024 – 40.50 cents; 2023 – 38.57 cents)	899	894	871
Dividend paid	$ 2,298	$ 2,243	$ 2,071
Final dividend per share		$ 0.6298	$ 0.5998	$ 0.5271
Interim dividend per share	$ 0.4050	$ 0.4050	$ 0.3857